STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Ultimate parent corporation stock option plan - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	3.38%	3.60%
Distribution yield	3.81%	3.97%
Expected volatility	22.73%	22.07%
Expected remaining life	4.0	4.4